LITIGATION AND OTHER LEGAL PROCEEDINGS (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases	Future required minimum payments as of December 31, 2014, were as follows (dollars in millions):

2015	$47.3
2016	34.8
2017	21.2
2018	17.6
2019	6.9
Thereafter	11.1
Total	$138.9